Summary of Significant Accounting Policies - New lease guidance on January 1, 2019 (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Liabilities and stockholders' deficit
Accumulated deficit	$ (7,729,664)	$ 1,419,645
Humacyte, Inc.
Assets
Building asset				$ 25,091,000
Finance lease right-of-use assets, net	22,462,000	23,492,000	$ 25,552,000
Operating lease right-of-use assets, net	748,000	769,000	897,000
Liabilities and stockholders' deficit
Accrued expenses	8,652,000	4,592,000	6,000,000	7,049,000
Facility financing obligation, current portion				276,000
Finance lease obligation, current portion	1,852,000	1,729,000	1,500,000
Operating lease obligation, current portion	43,000	42,000	70,000
Facility financing obligation, net of current portion				22,955,000
Finance lease obligation, net of current portion	22,133,000	23,090,000	24,819,000
Operating lease obligation, net of current portion	705,000	727,000	829,000
Accumulated deficit	$ (425,595,000)	$ (388,096,000)	$ (321,572,000)	(234,289,000)
Cumulative Effect Adjustment | Humacyte, Inc.
Assets
Building asset				(25,091,000)
Finance lease right-of-use assets, net				27,612,000
Operating lease right-of-use assets, net				923,000
Liabilities and stockholders' deficit
Accrued expenses				(1,000)
Facility financing obligation, current portion				(276,000)
Finance lease obligation, current portion				1,292,000
Operating lease obligation, current portion				55,000
Facility financing obligation, net of current portion				(22,955,000)
Finance lease obligation, net of current portion				26,319,000
Operating lease obligation, net of current portion				870,000
Accumulated deficit				(1,861,000)
Beginning Balance, As Adjusted | Humacyte, Inc.
Assets
Finance lease right-of-use assets, net				27,612,000
Operating lease right-of-use assets, net				923,000
Liabilities and stockholders' deficit
Accrued expenses				7,048,000
Finance lease obligation, current portion				1,292,000
Operating lease obligation, current portion				55,000
Finance lease obligation, net of current portion				26,319,000
Operating lease obligation, net of current portion				870,000
Accumulated deficit				(236,150,000)
ASU 2016-02 | Cumulative Effect Adjustment | Humacyte, Inc.
Liabilities and stockholders' deficit
Accumulated deficit				$ 1,900,000